Note 11 - Equity and Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
8
– Equity and Stock-Based Compensation

Under the Second Amended and Restated Certificate of Incorporation of the Successor Company, it has the authority to issue a total of
32,500,000
shares of capital stock, consisting of: (i)
31,500,000
shares of New Common Stock and
1,000,000
shares of preferred stock, par value
$0.0001
per share, which will have such rights, powers and preferences as the board of directors of the Company (the “Board of Directors”) shall determine.

In accordance with the Plan, as of the Effective Date, the Company issued
7,500,000
shares of New Common Stock to the Recapitalization Investors for gross cash proceeds of
$7,300,000
and net cash to the Company of
$7,052,500,
which is referred to as the Recapitalization Financing.
   The net cash amount excludes the effect of
$100,000
in offering expenses paid from the proceeds of the DIP Financing, which was converted into Series A Preferred Stock as of the Effective Date.

A significant majority of the Recapitalization Investors executed Backstop Commitments to purchase up to
12,800,000
additional shares of New Common Stock for an aggregate purchase price of up to
$3,000,000.
The Company cannot call the Backstop Commitment prior to
June 30, 2017
.

With respect to each Recapitalization Investor who executed a Backstop Commitment, the commitment terminates on the earlier of (i) the date on which the Company receives net proceeds (after deducting all costs, expenses and commissions) from the sale of New Common Stock in the aggregate amount of the Backstop Commitment, (ii) the date that all shares of Series A Preferred Stock (as defined below) have been redeemed by the Company, or (iii) the date that all shares of Series A Preferred Stock are no
longer owned by entities affiliated with Deerfield
  (“Termination Date”). Under the terms of the Backstop Commitment, the Company is obligated to pay to the committed Recapitalization Investors a commitment fee of
$250,000
in the aggregate upon the Termination Date.

Under the Plan of Reorganization, the Company committed to the issuance of up to
3,000,000
shares of New Common Stock, and subsequently issued
2,264,612
shares of New Common Stock (the “Exchange Shares”) on the Effective Date to record holders of the Old Common Stock as of
March 28, 2016,
who executed and timely delivered the required release documents no
later than
July 5, 2016,
in accordance with the Confirmation Order and the Plan.
  The holders of Old Common Stock who executed and timely delivered the required release documents are referred to as the “Releasing Holders.”

The
2,264,612
Exchange Shares were issued as of the Effective Date to Releasing Holders who asserted ownership of a number of shares of Old Common Stock that matched the Company
’s records or could otherwise be confirmed, at a rate of
one
share of New Common Stock for every
41.8934
shares of Old Common Stock held by such holders as of
March 28, 2016.
In accordance with the Plan, if the calculation would otherwise have resulted in the issuance to any Releasing Holder of a number of shares of New Common Stock that is not
a whole number, then the number of shares actually issued to such Releasing Holder was determined by rounding down to the nearest number.

On
June 20, 2016,
the Company issued
162,500
shares of New Common Stock (the “Administrative Claim Shares”) pursuant to the Order Granting Application of the Ad Hoc Equity Committee Pursuant to
11
U.S.C. §§
503
(b)(
3
)(D) and
503
(b)(
4
) for Allowance of Fees and Expenses Incurred in Making a Substantial Contribution, entered by the Bankruptcy Court on
June 20, 2016.
   The Administrative Claim Shares were issued to holders of administrative claims under sections
503
(b)(
3
)(D) and
503
(b)(
4
) of the Bankruptcy Code. Of the
162,500
shares,
100,000
shares were issued to outside counsel to the Ad Hoc Equity Committee of the Company’s equity holders as compensation of all remaining allowed fees for legal services provided by such counsel.  The remaining
62,500
were issued to designees of the Ad Hoc Equity Committee who had granted loans in an aggregate amount of
$62,500
to the Ad Hoc Equity Committee in
December 2015
as repayment of such loans.

Successor Company Stock Purchase Warrants
As part of the Recapitalization Financing, the Company also issued Warrants to purchase
6,180,000
shares of unregistered New Common Stock to certain of the Recapitalization Investors. The Warrants terminate on
May 5, 2021
and are currently exercisable at exercise prices ranging from
$0.50
per share to
$1.00
per share.
 The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. The Warrants are classified in equity.

Successor Company Series A Preferred Stock
On the Effective Date, the Company filed a Certificate of Designations of Series A Preferred Stock with the Delaware Secretary of State, designating
29,038
shares of the Company
’s undesignated preferred stock, par value
$0.0001
per share, as Series A Preferred Stock (the “Series A Preferred Stock”). On the Effective Date, the Company issued
29,038
shares of Series A Preferred Stock to Deerfield in accordance with the Plan pursuant to the exemption from the registration requirements of the Securities Act provided by Section
1145
of the Bankruptcy Code. Deerfield did
not
receive any shares of New Common Stock or other equity interests in the Company.

The Series A Preferred Stock has
no
stated maturity date, is
not
convertible or redeemable, and carries a liquidation preference of
$29,038,000,
which is required to be paid to holders of such Series A Preferred Stock before any payments are made with respect to shares of New Common Stock (and other capital stock that is not
issued on parity or senior to the Series A Preferred Stock) upon a liquidation or change in control transaction.
  For so long as Series A Preferred Stock is outstanding, the holders of Series A Preferred Stock have the right to nominate and elect one
member of the board of directors of the Company (the “Board of Directors”) and to have such director serve on a standing committee of the Board of Directors established to exercise powers of the Board of Directors in respect of decisions or actions relating to the Backstop Commitment.   The Series A Preferred Stock has voting rights, voting with the New Common Stock as a single class, with each share of Series A Preferred Stock having the right to five
votes, which currently represents approximately
one
percent (
1%
) of the voting rights of the capital stock of the Company.  The holders of Series A Preferred Stock have the right to approve certain transactions and incurrences of debt. Under the Certificate of Designations, for so long as the Backstop Commitment remains in effect, a majority of the members of the standing backstop committee of the Board of Directors may
approve a drawdown under the Backstop Commitment. Among other restrictions, the Certificate of Designations for our Series A Preferred Stock limits the Company’s ability to (i) issue securities that are senior or pari passu with the Series A Preferred Stock, (ii) incur debt other than for working capital purposes not
in excess of
$3.0
million, (iii) issue securities that are junior to the Series A Preferred Stock and that provide certain consent rights to the holders of such junior securities in connection with a liquidation or contain certain liquidation preferences, (iv) pay dividends on or purchase shares of its capital stock, and (v) change the authorized number of members of its Board of Directors to a number other than five, in each case without the consent of holders representing at least two
-thirds of the outstanding shares of Series A Preferred Stock. The Series A Preferred Stock is classified in equity.

Stock-Based Compensation
Predecessor Company
The Company
’s
2002
Long-Term Incentive Plan (“LTIP”) and
2013
Equity Incentive Plan (“EIP” and, together with the LTIP, the “Incentive Plans”) permitted the awards of stock options, stock appreciation rights, restricted stock, phantom stock, performance units, dividend equivalents, and other stock-based awards to employees, directors and consultants. We were authorized to issue up to
10,500,000
shares of common stock under the LTIP, and up to
18,000,000
shares under the EIP (as approved by our shareholders on
June 9, 2014).
All stock options granted under the Incentive Plans were cancelled in their entirety as of the Effective Date.

As of
May 4, 2016,
the Company only issued stock options under the Incentive Plans. Stock option terms were determined by the Board of Directors for each option grant, and options generally vested immediately upon grant or over a period of time ranging up to four
years, were exercisable in whole or installments, and expired no
longer than
ten
years from the date of grant. There were
no
stock options granted or exercised for the
three
months ended
March 31, 2016.
As a result of the cancellation of all outstanding stock options and the application of fresh start accounting as of the Effective Date, unrecognized compensation costs related to the stock options outstanding as of
March 31, 2016,
are
not
recognized after the Effective Date.

Successor Company
In
July 2016,
the Board of Directors approved, and on
August 4, 2016,
the Board amended, the Company
’s
2016
Omnibus Incentive Plan (the
“2016
Omnibus Plan”) to include an evergreen provision, intended to increase the maximum number of shares issuable under the Omnibus Plan on the first
day of each fiscal year (starting on
January 1, 2017)
by an amount equal to
six
percent (
6%
) of the shares reserved as of the last day of the preceding fiscal year, provided that the aggregate number of all such increases may
not
exceed
1,000,000
shares. As of
November 21, 2016,
the Majority Stockholders executed a written consent adopting and approving the
2016
Omnibus Plan, as amended and restated, which provides for the Company to grant equity and cash incentive awards to officers, directors and employees of, and consultants to, the Company and its subsidiaries. We were authorized to issue up to
1,590,000
and
1,500,000
shares of common stock under the
2016
Omnibus Plan as of
March 31, 2017
and
December 31, 2016,
respectively.

A summary of stock option activity under the
2016
Omnibus Plan as of
March 31, 2017,
and changes during the
three
months ended
March 31, 2017,
is presented below:

Stock Options – 2016 Omnibus Plan	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2017	1,265,000	$1.00	9.51	$-
Granted	22,500	$2.00	10.00	$-
Exercised	-
Forfeited or expired	(61,667)	$1.00		$-
Outstanding at March 31, 2017	1,225,833	$1.02	9.28	$-
Exercisable at March 31, 2017	481,665	$1.00	9.26	$-
Vested and expected to vest at March 31, 2017	1,225,833	$1.02	9.28	$-

There were
22,500
stock options granted under the
2016
Omnibus Plan during the
three
months ended
March 31, 2017.
The fair value of stock options granted and vested during
2017
was approximately
$3,250
and
$24,500,
respectively.
No
stock options were exercised during the
three
months ended
March 31, 2017.
As of
March 31, 2017,
there was approximately
$117,000
of total unrecognized compensation cost related to non-vested stock options, and that cost was expected to be recognized over a weighted-average period of
1.44
years.

The Company recorded stock-based compensation expense in the periods presented as follows:

	Successor	Predecessor
	Three Months ended March 31, 2017	Three Months ended March 31, 2016

Sales and marketing	$1,122	$13,545
Research and development	3,111	4,944
General and administrative	11,575	21,042
	$15,808	$39,531

Note
11
– Equity and Stock-Based Compensation

Successor Company Common Stock
Under the Second Amended and Restated Certificate of Incorporation of the Successor Company, it has the authority to issue a total of
32,500,000
shares of capital stock, consisting of: (i)
31,500,000
shares of New Common Stock, par value
$0.0001
per share, and
1,000,000
shares of preferred stock, par value
$0.0001
per share, which will have such rights, powers and preferences as the board of directors of the Company (the “Board of Directors”) shall determine.

In accordance with the Plan, as of the Effective Date, the Company issued
7,500,000
Recapitalization Shares of New Common Stock to the Recapitalization Investors for gross cash proceeds of
$7,300,000
and net cash to the Company of
$7,052,500,
which has been referred to as the Recapitalization Financing.
   The net cash amount excludes the effect of
$100,000
in offering expenses paid from the proceeds of the DIP Financing, which was converted into Series A Preferred Stock as of the Effective Date.

A significant majority of the Recapitalization Investors executed backstop commitments to purchase up to
12,800,000
additional shares of New Common Stock for an aggregate purchase price of up to
$3,000,000.
The Company cannot call the Backstop Commitment prior to
June 30, 2017
.

With respect to each Recapitalization Investor who executed a Backstop Commitment, the commitment terminates on the earlier of (i) the date on which the Company receives net proceeds (after deducting all costs, expenses and commissions) from the sale of New Common Stock in the aggregate amount of the Backstop Commitment, (ii) the date that all shares of Series A Preferred Stock (as defined below) have been redeemed by the Company, or (iii) the date that all shares of Series A Preferred Stock are no
longer owned by entities affiliated with Deerfield
  (“Termination Date”). Under the terms of the Backstop Commitment, the Company is obligated to pay to the committed Recapitalization Investors a commitment fee of
$250,000
in the aggregate upon the Termination Date.

Under the Plan of Reorganization, the Company committed to the issuance of up to
3,000,000
shares of New Common Stock, and subsequently issued
2,264,612
shares of New Common Stock (the “Exchange Shares”) on the Effective Date to record holders of the Old Common Stock as of
March 28, 2016,
who executed and timely delivered the required release documents no
later than
July 5, 2016,
in accordance with the Confirmation Order and the Plan.
  The holders of Old Common Stock who executed and timely delivered the required release documents are referred to as the “Releasing Holders.”

The
2,264,612
Exchange Shares were issued as of the Effective Date to Releasing Holders who asserted ownership of a number of shares of Old Common Stock that matched the Company
’s records or could otherwise be confirmed, at a rate of
one
share of New Common Stock for every
41.8934
shares of Old Common Stock held by such holders as of
March 28, 2016.
In accordance with the Plan, if the calculation would otherwise have resulted in the issuance to any Releasing Holder of a number of shares of New Common Stock that is not
a whole number, then the number of shares actually issued to such Releasing Holder was determined by rounding down to the nearest number.

On
June 20, 2016,
the Company issued
162,500
shares of New Common Stock (the “Administrative Claim Shares”) pursuant to the Order Granting Application of the Ad Hoc Equity Committee Pursuant to
11
U.S.C. §§
503
(b)(
3
)(D) and
503
(b)(
4
) for Allowance of Fees and Expenses Incurred in Making a Substantial Contribution, entered by the Bankruptcy Court on
June 20, 2016.
   The Administrative Claim Shares were issued to holders of administrative claims under sections
503
(b)(
3
)(D) and
503
(b)(
4
) of the Bankruptcy Code. Of the
162,500
shares,
100,000
shares were issued to outside counsel to the Ad Hoc Equity Committee of the Company’s equity holders as compensation of all remaining allowed fees for legal services provided by such counsel.  The remaining
62,500
were issued to designees of the Ad Hoc Equity Committee who had granted loans in an aggregate amount of
$62,500
to the Ad Hoc Equity Committee in
December 2015
as repayment of such loans.

Successor Company Stock Purchase Warrants
As part of the Recapitalization Financing, the Company also issued Warrants to purchase
6,180,000
shares of New Common Stock to certain of the Recapitalization Investors in that financing. The Warrants terminate on
May 5, 2021
,
and are exercisable at any time on or after
November 5, 2016
,
at exercise prices ranging from
$0.50
per share to
$1.00
per share.
 The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. The Warrants are classified in equity.

Successor Company Series A Preferred Stock
On the Effective Date, the Company filed a Certificate of Designations of Series A Preferred Stock with the Delaware Secretary of State, designating
29,038
shares of the Company
’s undesignated preferred stock, par value
$0.0001
per share, as Series A Preferred Stock (the “Series A Preferred Stock”). On the Effective Date, the Company issued
29,038
shares of Series A Preferred Stock to the Deerfield Lenders in accordance with the Plan pursuant to the exemption from the registration requirements of the Securities Act provided by Section
1145
of the Bankruptcy Code. The Deerfield Lenders did
not
receive any shares of New Common Stock or other equity interests in the Company.

The Series A Preferred Stock has
no
stated maturity date, is
not
convertible or redeemable, and carries a liquidation preference of
$29,038,000,
which is required to be paid to holders of such Series A Preferred Stock before any payments are made with respect to shares of New Common Stock (and other capital stock that is not
issued on parity or senior to the Series A Preferred Stock) upon a liquidation or change in control transaction.
  For so long as Series A Preferred Stock is outstanding, the holders of Series A Preferred Stock have the right to nominate and elect one
member of the board of directors of the Company (the “Board of Directors”) and to have such director serve on a standing committee of the Board of Directors established to exercise powers of the Board of Directors in respect of decisions or actions relating to the Backstop Commitment.   The Series A Preferred Stock has voting rights, voting with the New Common Stock as a single class, with each share of Series A Preferred Stock having the right to five
votes, which currently represents approximately
one
percent (
1%
) of the voting rights of the capital stock of the Company.  The holders of Series A Preferred Stock have the right to approve certain transactions and incurrences of debt. Under the Certificate of Designations, for so long as the Backstop Commitment remains in effect, a majority of the members of the standing backstop committee of the Board of Directors may
approve a drawdown under the Backstop Commitment. Among other restrictions, the Certificate of Designations for our Series A Preferred Stock limits the Company’s ability to (i) issue securities that are senior or pari passu with the Series A Preferred Stock, (ii) incur debt other than for working capital purposes not
in excess of
$3.0
million, (iii) issue securities that are junior to the Series A Preferred Stock and that provide certain consent rights to the holders of such junior securities in connection with a liquidation or contain certain liquidation preferences, (iv) pay dividends on or purchase shares of its capital stock, and (v) change the authorized number of members of its Board of Directors to a number other than five, in each case without the consent of holders representing at least two
-thirds of the outstanding shares of Series A Preferred Stock. The Series A Preferred Stock is classified in equity.

Predecessor Company Common Stock
The Predecessor Company
’s Certificate of Incorporation authorized
440,000,000
shares of capital stock, consisting of
425,000,000
authorized shares of Old Common Stock and
15,000,000
Series A, B, C, and D convertible preferred stock. Each share of Old Common Stock represented the right to one
vote, and holders of the Old Common Stock were entitled to receive dividends as may
be declared by the Board of Directors.
No
dividends were declared or paid on our Old Common Stock in
2016
or
2015.
Pursuant to the Plan of Reorganization, as of the Effective Date all equity interests of the Company, including but not
limited to all shares of the Old Common Stock (including its redeemable common stock), warrants, and options that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled.

2014
Private Placement
In
March 2014,
we raised
$2.0
million from the private placement of
3,846,154
shares of common stock (at a price of
$0.52
per share) and
five
-year stock purchase warrants to purchase
2,884,615
shares of common stock at
$0.52
per share. As a result of certain non-standard anti-dilution provisions and cash settlement features contained in the warrants, we classified the detachable stock purchase warrants as derivative liabilities, initially at their estimated relative fair value of approximately
$1.1
million. We re-measured the warrants to fair value at each balance sheet date; the estimated fair value of the warrant liabilities was de minimis
at
December 31, 2015.
Issuance costs, in the form of warrants and fees, were valued at approximately
$136,000
and were recorded to additional paid-in-capital.

Predecessor Stock Purchase Warrants
The Company had the following stock purchase warrants outstanding at
May 4, 2016
:

Outstanding	Exercise Price	Expiration Date	Classification

20,000	$0.40	June 2016	Equity
136,364	$0.66	February 2018	Equity
6,363,638	$0.75	February 2018	Equity
5,047,461	$0.65	December 2017	Equity
232,964	$0.65	December 2017	Equity
2,884,615	$0.52	March 2019	Liability
1,474,615	$0.52	March 2019	Liability
3,525,000	$0.52	June 2019	Liability
1,079,137	$0.70	February 2020	Equity
250,000	$0.70	February 2020	Equity
25,115,384	$0.52	March 2021	Liability
67,500,000	$0.52	June 2021	Liability
113,629,178

All of such warrants were cancelled in their entirety as of the Effective Date.

Stock-Based Compensation
Predecessor Company
The Company
’s
2002
Long Term Incentive Plan (“LTIP”) and
2013
Equity Incentive Plan (“EIP” and, together with the LTIP, the “Incentive Plans”) permitted the awards of stock options, stock appreciation rights, restricted stock, phantom stock, performance units, dividend equivalents, and other stock-based awards to employees, directors and consultants. We were authorized to issue up to
10,500,000
shares of common stock under the LTIP, and up to
18,000,000
shares under the EIP (as approved by our shareholders on
June 9, 2014).
All stock options granted under the LTIP and EIP were cancelled in their entirety as of the Effective Date.

As of
May 4, 2016,
the Company only issued stock options under the Incentive Plans. Stock option terms were determined by the Board of Directors for each option grant, and options generally vested immediately upon grant or over a period of time ranging up to four
years, were exercisable in whole or installments, and expired no
longer than
ten
years from the date of grant. There were
no
stock options granted or exercised for the period from
January 1, 2016
through
May 4, 2016.
As of
May 4, 2016,
there was approximately
$0.3
million of total unrecognized compensation cost related to non-vested stock options, and in the absence of our emergence from bankruptcy, that cost would have been recognized over a weighted-average period of
2.4
years. As a result of the cancellation of all outstanding stock options and the application of fresh start accounting as of the Effective Date, unrecognized compensation costs related to the stock options outstanding as of
May 4, 2016,
are
not
recognized after the Effective Date. A summary of stock option activity under the Incentive Plans as of Effective Date, and changes during
2016,
is presented below:

Stock Options – Incentive Plans	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2016	11,069,166	$0.78	6.1	$-
Granted	-	$-		$-
Exercised	-	$-		$-
Forfeited or expired	(11,069,166)	$0.78		$-
Outstanding at May 4, 2016	-	$-	-	$-
Exercisable at May 4, 2016	-	$-	-	$-
Vested and expected to vest at May 4, 2016	-	$-	-	$-

There were
no
stock options granted under the Incentive Plans during
2016.
We granted
1,033,259
stock options during
2015,
and the weighted-average grant-date fair value of stock options granted under the Incentive Plans during
2015
was
$0.18.
The fair value of stock options granted and vested during
2015
was approximately
$187,000.
No
stock options were exercised during
2015.
As of
December 31, 2015,
there was approximately
$810,000
of total unrecognized compensation cost related to non-vested stock options, and that cost was expected to be recognized over a weighted-average period of
2.6
years. As a result of the cancellation of all outstanding stock options and the application of fresh start accounting as of the Effective Date, unrecognized compensation costs related to the stock options outstanding as of
May 4, 2016,
are
not
recognized after the Effective Date.

Additionally, the Company has issued certain stock purchase warrants in exchange for the performance of services not
covered by the Incentive Plans. A summary of service provider warrant activity as of the Effective Date, and changes during
2016,
is presented below:

Warrants to Service Providers	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2016	406,364	$.67	3.3	$-
Granted	-	$-		$-
Exercised	-	$-		$-
Forfeited or expired	(406,364)	$.67		$-
Outstanding at May 4, 2016	-	$-		$-
Exercisable at May 4, 2016	-	$-		$-

There were
no
such warrants granted in
2016,
and there were
no
exercises in
2016.
As of
December 31, 2015,
there was
no
unrecognized compensation cost related to these warrants. All stock purchase warrants granted were cancelled in their entirety as of the Effective Date.

Successor Company
In
July 2016,
the Board of Directors approved, and on
August 4, 2016,
the Board amended, the Company
’s
2016
Omnibus Incentive Plan (the
“2016
Omnibus Plan”) to include an evergreen provision, intended to increase the maximum number of shares issuable under the Omnibus Plan on the first
day of each fiscal year (starting on
January 1, 2017)
by an amount equal to
six
percent (
6%
) of the shares reserved as of the last day of the preceding fiscal year, provided that the aggregate number of all such increases may
not
exceed
1,000,000
shares. As of
November 21, 2016,
the Majority Stockholders executed a written consent adopting and approving the
2016
Omnibus Plan, as amended and restated, which provides for the Company to grant equity and cash incentive awards to officers, directors and employees of, and consultants to, the Company and its subsidiaries. We were authorized to issue up to
1,500,000
shares of common stock under the
2016
Omnibus Plan as of
December 31, 2016.
A summary of stock option activity under the
2016
Omnibus Plan as of
December 31, 2016,
and changes during
2016,
is presented below:

Stock Options – 2016 Omnibus Plan	Shares	Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at May 5, 2016	-	$-	-	$-
Granted	1,370,000	$1.00	10.00	$-
Exercised	-
Forfeited or expired	(105,000)			$-
Outstanding at December 31, 2016	1,265,000	$1.00	9.51	$-
Exercisable at December 31, 2016	331,665	$1.00	9.51	$-
Vested and expected to vest at December 31, 2016	1,265,000	$1.00	9.51	$-

There were
1,370,000
stock options granted under the
2016
Omnibus Plan during
2016.
The fair value of stock options granted and vested during
2016
was approximately
$233,000
and
$56,000,
respectively.
No
stock options were exercised during
2016.
As of
December 31, 2016,
there was approximately
$140,000
of total unrecognized compensation cost related to non-vested stock options, and that cost was expected to be recognized over a weighted-average period of
1.4
years. The following table summarizes information about stock options outstanding as of
December 31, 2016:

	Options Outstanding			Options Exercisable
Weighted
	Number of	Average
Exercise	Outstanding	Remaining	Exercise	Number	Exercise
Price	Shares	Contract Life	Price	Exercisable	Price
$1.00	1,265,000	9.51	$1.00	331,665	1.00

The Company has
not
issued any stock purchase warrants in exchange for the performance of services not
covered by the
2016
Omnibus Plan during
2016.

The Company recorded stock-based compensation expense in the periods presented as follows:

	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year Ended December 31, 2015
	Successor	Predecessor	Predecessor

Sales and marketing	$8,963	$18,504	$156,297
Research and development	9,769	6,858	74,989
General and administrative	56,267	29,719	551,469
	$74,999	$55,081	$782,755